Subsequent Events		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Subsequent Events
Subsequent Events

Note 4 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to June 25, 2024, the financial statements were available to be issued and has concluded that, other than the events described below, all such events that would require recognition or disclosure have been recognized or disclosed.

Business Combination Agreement

On February 13, 2024, the Parent, the Company, Aja Merger Sub 1, a Cayman Islands exempted company (“ARYA Merger Sub”), Aja Merger Sub 2, Inc., a Delaware corporation (“Adagio Merger Sub”), and Adagio Medical, Inc. (“Adagio”) entered into a business combination agreement (the “Business Combination Agreement”), in connection with a proposed business combination (the “Proposed Adagio Business Combination”), which contains certain customary representations, warranties, and covenants by the parties thereto. As further described in the Business Combination Agreement, the closing of the Proposed Adagio Business Combination (the “Closing” and the date on which the Closing occurs, the “Closing Date”) is subject to certain customary conditions and risks. “New Adagio” refers to the Company after giving effect to the Business Combination.

The Business Combination Agreement provides, among other things, for the consummation of the following transactions:

1.	ARYA Merger Sub will merge with and into the Parent (the “ARYA Merger”) and Adagio Merger Sub will merge with and into Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with the Parent and Adagio surviving the Mergers and, after giving effect to such Mergers, each of the Parent and Adagio becoming a wholly owned subsidiary of the Company, on the terms and subject to the conditions in the Business Combination Agreement;
2.	(i) each issued and outstanding Class A ordinary share, par value $0.0001 per share, of the Parent (the “Class A ordinary shares”) will be automatically cancelled, extinguished and converted into the right to receive one share of common stock, par value $0.0001 per share, of New Adagio (the “New Adagio Common Stock”) and (ii) each issued and outstanding Class B ordinary share, par value $0.0001 per share, of the Parent (the “Class B ordinary shares”) will be automatically cancelled, extinguished and converted into the right to receive one share of New Adagio Common Stock, other than 1,000,000 Class B ordinary shares that will be forfeited by the Sponsor and issued to PIPE Investors (as defined below), including Perceptive Life Sciences Master Fund, Ltd, a Cayman Islands exempted company (the “Perceptive PIPE Investor”). 1,147,500 shares of New Adagio Common Stock issuable to the Sponsor will be subject to share trigger price vesting and will vest if, prior to the tenth anniversary of the Closing, the post-closing share price of New Adagio equals or exceeds $24.00 per share for any 20 trading days within any 30 trading day period (the “Share Trigger Price Vesting”);
3.	(i) each warrant of Adagio (other than the pre-funded warrant to purchase shares of Series E Preferred Stock of Adagio that is issued and outstanding immediately prior to the consummation of the Adagio Merger (the “Pre-Funded Warrants for Series E Preferred Shares”)) will be either (x) terminated, or (y) “net” exercised in exchange for shares of common stock, par value $0.01 per share, of Adagio (“Adagio Common Stock”); (ii) all issued and outstanding unsecured convertible promissory notes of Adagio (excluding the Bridge Financing Notes (as defined below) and the 2024 Bridge Financing Notes (as defined below)) (the “Adagio Convertible Notes”), including any accrued and unpaid interest thereon, will be automatically and fully converted into shares of Adagio Common Stock in accordance with the terms of such Adagio Convertible Notes and such Adagio Convertible Notes will be cancelled, satisfied, extinguished, discharged and retired in connection with such conversion (the “Adagio Convertible Notes Conversion”); (iii) each share of preferred stock, par value $0.001 per share, of Adagio (the “Adagio Preferred Stock”) that is issued and outstanding will be automatically converted into shares of Adagio Common Stock and each such share of Adagio Preferred Stock will be cancelled; (iv) all issued and outstanding shares of Adagio Common Stock (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law, as amended, are properly exercised and not withdrawn) will be automatically cancelled, extinguished and converted into the right to receive shares of New Adagio Common Stock based on the exchange ratio set forth in the Business Combination Agreement; (v) each Pre-Funded Warrant for Series E Preferred Shares that is issued and outstanding immediately prior to the consummation of the Adagio Merger shall be automatically canceled and extinguished and converted into the right to receive shares of New Adagio Common Stock based on the exchange ratio set forth in the Business Combination Agreement (vi) each issued, outstanding and unexercised option to purchase Adagio Common Stock (“Adagio Option”) that is vested as of such time or will vest in connection with, or after taking into account the effect of, the consummation of the transactions contemplated by the Business Combination Agreement with an aggregate value that exceeds the aggregate exercise price of such Adagio Option (each an “In-the-Money Adagio Option”) will be cancelled and extinguished in exchange for options to purchase shares of New Adagio Common Stock, and each issued and outstanding Adagio equity award (other than an In-the-Money Adagio Option) will automatically be cancelled and extinguished for no consideration and each holder thereof will cease to have any rights with respect thereto.

On June 24, 2024, the Company and the Parent entered into the June Subscription Agreements with the June PIPE Investors (as defined below). Additionally, on June 24, 2024, the Company and the Parent entered into an amendment to the Subscription Agreement (as defined below) with the Perceptive PIPE Investor (as defined below), pursuant to which the May 2024 Notes (as defined below), any Additional Convertible Notes (as defined below) that the Perceptive PIPE Investor may elect to subject to its Subscription Agreement and any interest that has been accruing and will remain unpaid thereon prior to Closing will be contributed to the Company at Closing. For additional information, please see “—PIPE Financing (Private Placement)” below.

On June 25, 2024, the Parent and Adagio entered into the Consent and Amendment No. 1 to the Business Combination Agreement (the “BCA Amendment”). The BCA Amendment relates to an adjustment of the pre-Closing ownership of one of the stockholders of Adagio, a change to the post-Closing name of the Company and changes to the terms of the post-Closing Key Employee Incentive Plan and HoldCo Incentive Equity Plan of the Company.

PIPE Financing (Private Placement)

In connection with the execution of the Business Combination Agreement, the Company and the Parent entered into Subscription Agreements (as may be amended, supplemented or otherwise modified from time to time, the “Initial Subscription Agreements”) with the Perceptive PIPE Investor and certain other investors (the “Initial Other PIPE Investors,” and, together with the Perceptive PIPE Investor, the “Initial PIPE Investors”). In June 2024, ListCo and ARYA entered into additional Subscription Agreements (as may be amended, supplemented or otherwise modified from time to time, the “June Subscription Agreements” and, together with the Initial Subscription Agreements, the “Subscription Agreements”) with certain additional investors (the “June PIPE Investors” and, together with the Initial Other PIPE Investors, the “Other PIPE Investors,“ and the Other PIPE Investors, together with the Perceptive PIPE Investor, the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors have committed financing valued at approximately $53,000,000 (the “PIPE Financing”). The PIPE Financing is comprised of: (i) commitments by certain investors to subscribe for and purchase Class A ordinary shares in the open market for $2,500,000 and not to redeem such shares prior to the Closing Date (valued as of June 18, 2024 at approximately $2,529,830 based on an approximate redemption value of $11.47 per Class A ordinary share on June 18, 2024), which will result in the issuance of approximately 355,459 shares of New Adagio Common Stock and approximately 299,904 warrants exercisable for shares of New Adagio Common Stock at $10.00 per share, subject to adjustment (the “Base Warrants”) (including the Class A ordinary shares purchased by such Other PIPE Investors and that such Other PIPE Investors agreed not to redeem and that will convert into shares of New Adagio Common Stock at Closing in connection with the Business Combination); (ii) commitments by certain investors that are shareholders of ARYA not to redeem approximately 247,700 Class A ordinary shares (valued as of June 18, 2024 at approximately $2,842,454 based on an approximate redemption value of $11.47 per Class A ordinary share on June 18, 2024), which will result in the issuance of approximately 403,114 shares of New Adagio Common Stock and approximately 341,098 Base Warrants (including the Class A ordinary shares that such Other PIPE Investors agreed not to redeem and that will convert into shares of New Adagio Common Stock at Closing in connection with the Business Combination); (iii) agreements to subscribe for and purchase at Closing approximately 1,706,666 shares of New Adagio Common Stock and approximately 1,440,000 Base Warrants for an aggregate purchase price of approximately $12,000,000; (iv) the contribution of (a) the $15,000,000 convertible promissory notes of Adagio, which the Perceptive PIPE Investor purchased from Adagio pursuant to that certain Note Purchase Agreement, dated as of April 4, 2023 (the “April 2023 Notes”), (b) the $8,000,000 convertible promissory notes of Adagio, which the Perceptive PIPE Investor purchased from Adagio pursuant to that certain Note Purchase Agreement, dated as of November 28, 2023 (the “November 2023 Notes”), (c) the $3,000,000 convertible promissory notes of Adagio, which the Perceptive PIPE Investor purchased from Adagio pursuant to that certain Note Purchase Agreement, dated as of May 21, 2024 (the “May 2024 Notes”), (d) any additional convertible promissory notes that Adagio may issue to the Perceptive PIPE Investor prior to the Closing Date to fund ongoing working capital requirements of Adagio prior to the Closing Date and that the Perceptive PIPE Investor may elect prior to the Closing Date to subject to its Subscription Agreement (such additional convertible promissory notes of Adagio, the “Additional Convertible Notes,” and, together with the April 2023 Notes, the November 2023 Notes and the May 2024 Notes, the “Bridge Financing Notes”) to the Company and any interest that has been accruing and will remain unpaid thereon prior to Closing pursuant to the terms of the Subscription Agreement executed by the Perceptive PIPE Investor; and (v) an additional cash investment by the Perceptive PIPE Investor of approximately $8,070,575 (which amount may be reduced by up to approximately $1,070,575 subject to Additional Financing (as defined below) being raised prior to Closing). In respect of its Subscription Agreement described in (iv) and (v) in the foregoing, the Perceptive PIPE Investor will be issued approximately 5,012,817 shares of New Adagio Common Stock and approximately 4,088,470 Base Warrants. As provided for in the Subscription Agreements, the number of shares of New Adagio Common Stock and Base Warrants issuable to the PIPE Investors will depend on the redemption value of the Class A ordinary shares at Closing, the average per share price of the Class A ordinary shares purchased by certain PIPE Investors in the open market and the amount of interest on the Bridge Financing Notes that will have accrued and be unpaid at Closing and be contributed to ListCo in exchange for shares of New Adagio Common Stock and PIPE Warrants. Further, under the Subscription Agreement executed by the Perceptive PIPE Investor, as amended, the Perceptive PIPE Investor may subject Additional Convertible Notes to its Subscription Agreement, which will result in the issuance of additional shares of New Adagio Common Stock and PIPE Warrants at the same issuance rate at which shares of New Adagio Common Stock and PIPE Warrants will be issued to the Perceptive PIPE Investor based on the contribution of the existing $26,000,000 of Bridge Financing Notes to ListCo (including any interest that has been accruing and will remain unpaid thereon prior to Closing), as described in the foregoing. Such New Adagio Common Stock and PIPE Warrant issuance rate for Additional Convertible Notes that the Perceptive PIPE Investor may subject to its Subscription Agreement is equal to approximately 0.12 shares of New Adagio Common Stock and 0.12 PIPE Warrants per U.S. Dollar loaned by the Perceptive PIPE Investor to Adagio under an Additional Convertible Note. The shares of New Adagio Common Stock and PIPE Warrants to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the PIPE Investors certain registration rights in connection with the PIPE Financing. The PIPE Financing is contingent upon, among other things, the substantially concurrent closing of the Business Combination.

Convertible Security Financing (Private Placement)

In connection with the execution of the Business Combination Agreement, certain investors, including the Perceptive PIPE Investor (the “Convert Investors”), executed a securities purchase agreement, dated February 13, 2024, with the Company (such agreement and any assignment agreement thereunder in connection with any Additional Financing, the “Convertible Security Subscription Agreement”), pursuant to which the Company issued on the Closing Date to the Convert Investors $20,000,000 aggregate principal amount of 13% senior secured convertible notes (the “New Adagio Convertible Notes”), which will be convertible into shares of New Adagio Common Stock at a conversion price of $10.00 per share, subject to adjustment (the “Conversion Shares”), and 1,500,000 warrants (the “Convert Warrants”), which will be exercisable on a cashless basis or for cash at a price of $24.00 per share, subject to adjustment (the “Base Convert Financing”), and will expire on the seventh anniversary of the Closing. Such $20,000,000 investment in New Adagio Convertible Notes includes the conversion of the 2024 Bridge Financing Notes (as defined below) into New Adagio Convertible Notes and Convert Warrants at Closing, subject in each case to Additional Financing being raised prior to Closing, as further described below. The New Adagio Convertible Notes will have a maturity of 3 years and nine months after Closing and interest will be payable in cash or compound as additional principal outstanding. As described above, in connection with the execution of the Convertible Security Subscription Agreement, the Perceptive PIPE Investor also purchased a $7,000,000 convertible promissory note of Adagio (the “2024 Bridge Financing Notes”) pursuant to a note purchase agreement, dated February 13, 2024, by and among the Perceptive PIPE Investor, Adagio and the Company (the “2024 Bridge Financing Notes Subscription Agreement”).

On the Closing Date, pursuant to the terms of the 2024 Bridge Financing Notes and the 2024 Bridge Financing Note Subscription Agreement, the 2024 Bridge Financing Notes will convert into $7,000,000 of New Adagio Convertible Notes and 525,000 Convert Warrants on the same terms as the other Convert Investors executing the Convertible Security Subscription Agreement (the conversion of the 2024 Bridge Financing Notes held by the Perceptive PIPE Investor into New Adagio Convertible Notes and Convert Warrants and the purchase of New Adagio Convertible Notes and Convert Warrants by the other Convert Investors in the Base Convert Financing, the “Convertible Security Financing”). Subject to the Parent and New Adagio receiving any new financing or commitment for financing (any such financing, an “Additional Financing”), whether in the form of equity, debt or convertible debt, before the Closing Date, the Perceptive PIPE Investor may request that, on the Closing Date, the 2024 Bridge Financing Note is repaid with the funds raised in connection with such Additional Financing instead of such 2024 Bridge Financing Note converting into New Adagio Convertible Notes and Convert Warrants. The New Adagio Convertible Notes and the Convert Warrants issuable in connection with the Convertible Security Financing have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. The Company will grant the Convert Investors certain registration rights in connection with the Convertible Security Financing. The Convertible Security Financing is contingent upon, among other things, the substantially concurrent Closing. As set forth in the Convertible security Subscription Agreement, the closing of $7,500,000 of financing by a Convert Investor is conditioned on New Adagio having a certain amount of available cash on the Closing Date.

Pursuant to the terms of the Convertible Security Subscription Agreement, on the Closing Date, the Company, certain of its subsidiaries (other than Adagio Medical GmbH, a company organized under the laws of Germany and an excluded subsidiary thereunder) (the “Subsidiaries”) and the collateral agent (the “Collateral Agent”) on behalf of the Convert Investors, will enter into a security and pledge agreement (the “Convert Security Document”), pursuant to which the Company and the Subsidiaries will (i) pledge the equity interests in the Subsidiaries to the Collateral Agent, (ii) pledge all of their respective promissory notes, securities and other instruments evidencing indebtedness to the Collateral Agent, and (iii) grant to the Collateral Agent a security interest in and lien on all of their respective personal property and assets, including, among other items, all of their deposit accounts, chattel paper, documents, equipment, general intangibles, instruments and inventory, and all proceeds therefrom, in each case subject to customary exceptions, all as set forth in the form of the Convert Security Document. Additionally, pursuant to the terms of the Convertible Security Subscription Agreement, on the Closing Date, the Subsidiaries will deliver a guaranty (the “Convert Guaranty”) to the Collateral Agent pursuant to which the Subsidiaries will, jointly and severally, guarantee the Company’s obligation to repay the New Adagio Convertible Notes and all other obligations of the Company under the Convertible Security Subscription Agreement and the New Adagio Convertible Notes and other related transaction documents, as set forth in the form of the Convert Guaranty. Any additional subsidiaries of the Company formed or acquired after the closing date will be required to join the Convert Guaranty as additional guarantors.

Convert Registration Rights Agreement

The Conversion Shares, the Convert Warrants, the Convert Warrant Shares, the New Adagio Convertible Notes and any capital stock of the Company issued or issuable with respect to the Conversion Shares, have not been registered under the Securities Act. In connection with the Convertible Security Subscription Agreement, the Company and the Convert Investors agreed to enter into a Registration Rights Agreement (the “Convert Registration Rights Agreement”), pursuant to which the Company will be required to file a registration statement on Form S-3 or, if not available, Form S-1 (the “Convert Registration Statement”) with the SEC to register for resale all of the Registrable Securities (as defined in the Convert Registration Rights Agreement), including the Conversion Shares, the Convert Warrant Shares and any shares issuable with respect to the New Adagio Convertible Notes, as soon as practicable, but in no event later than 45 days after the Closing Date. In the event that the number of shares registered for resale under the Convert Registration Statement is insufficient to cover all of the Registrable Securities, the Company will amend the Registration Statement or file with the SEC a new registration statement to cover at least the Required Registration Amount (as defined in the Convert Registration Rights Agreement) as of the trading day immediately preceding the date of the filing of such amendment or new registration statement, as soon as practicable, but in any event not later than 15 days after the necessity therefor arises. If the Company fails to file the Convert Registration Statement when required, fails to obtain effectiveness by SEC when required or fails to maintain the effectiveness of the Convert Registration Statement pursuant to the Convert Registration Rights Agreement, then as partial relief for the damages to any holder by reason of any such delay in or reduction of, its ability to sell the underlying shares of New Adagio Common Stock, the Company will be required to pay each holder of Registrable Securities relating to such Convert Registration Statement an amount equal to one percent of such Convert Investor’s original principal amount according to the timelines laid out in the Convert Registration Rights Agreement. The Convert Registration Rights Agreement also provides the parties with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Investor Rights Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, the Parent, the Perceptive PIPE Investor, the Sponsor and the other shareholders of Class B ordinary shares (the “Other Class B Shareholders”) and certain Adagio stockholders entered into an investor rights agreement (the “Investor Rights Agreement”) pursuant to which, among other things, the Perceptive PIPE Investor, the Sponsor, the Other Class B Shareholders, certain Adagio stockholders and investors in the Convertible Security Financing will be granted certain customary registration rights. Further, subject to customary exceptions set forth in the Investor Rights Agreement, the shares of New Adagio Common Stock beneficially owned or owned of record by the Sponsor, the Perceptive PIPE Investor, certain officers and directors of the Parent and New Adagio (including any shares of New Adagio Common Stock issued pursuant to the Business Combination Agreement or the PIPE Financing) will be subject to a lock-up period beginning on the Closing Date until the date that is the earlier of (i) 365 days following the Closing Date (or six months after the Closing Date, in the case of Olav Bergheim, John Dahldorf, Hakon Bergheim, Todd Wider, Michael Henderson and Leslie Trigg) or (ii) the first date subsequent to the Closing Date with respect to which the closing price of the shares of New Adagio Common Stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing Date.

Pursuant to the terms of the Investor Rights Agreement, the Company will be obligated to file a registration statement to register the resale of certain shares of New Adagio Common Stock within 45 days after the Closing, and the Company is required at all times to maintain the effectiveness of such resale registration statement for the benefit of the holders party to the agreement. In addition, pursuant to the terms of the Investor Rights Agreement and subject to certain requirements and customary conditions, the certain Adagio stockholders, the Perceptive PIPE Investor and the Sponsor (including the Permitted Transferees (as defined therein) of the Perceptive PIPE Investor and the Sponsor) may demand at any time or from time to time, that the Company file a registration statement on Form S-3 (or on Form S-1 if Form S-3 is not available) to register the securities of the Company held by such holders. The Investor Rights Agreement will also provide holders party thereto with “piggy-back” registration rights, subject to certain requirements and customary conditions.

The Registration and Shareholder Rights Agreement, dated March 2, 2021, by and among the Parent, the Sponsor and the other parties thereto will be terminated in connection with the consummation of the Business Combination and replaced by the Investor Rights Agreement.

Note 6 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were issued and has concluded that, other than the event described below, all such events that would require recognition or disclosure have been recognized or disclosed.

On July 31, 2024, Adagio announced the closing of its previously announced Business Combination with the Parent and the Company. In connection with the closing of the Business Combination, the Company changed its name to “Adagio Medical Holdings, Inc.” The common stock of New Adagio began trading on August 1, 2024, under the symbols ADGM on the Nasdaq Capital Market. Upon the consummation of the Business Combination, Adagio and the Parent became the direct wholly owned subsidiaries of the Company (see Note 4).